AXONIC ALTERNATIVE INCOME FUND

STATEMENT OF INVESTMENTS

January 31, 2021 (Unaudited)

		Maturity	Principal
	Rate	Date	Amount	Value
ASSET-BACKED SECURITIES (6.64%)
Hertz Vehicle Financing II LP, Series 2016-2A, Class C(a)	4.99%	03/25/21	$185,000	$185,555
Hertz Vehicle Financing II LP, Series 2016-4A, Class C(a)	5.06%	07/25/21	222,000	222,666
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class C(a)	6.90%	07/15/26	845,611	634,462

TOTAL ASSET-BACKED SECURITIES
(Cost $696,274)				1,042,683

COMMERCIAL MORTGAGE-BACKED SECURITIES (63.60%)
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 7A1(a)	2.87%	05/25/52	58,148	56,685
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 7A(a)(b)	3.91%	05/25/52	155,924	149,998
FREMF Mortgage Trust, Series 2020-KF86, Class C(a)(b)	1M US L + 9.00%	08/25/27	2,545,465	2,543,938
FRESB Mortgage Trust, Series 2017-SB38, Class B(a)(b)	3.80%	08/25/27	870,791	734,338
FRESB Mortgage Trust, Series 2020-SB74, Class B(a)(b)	7.50%	04/25/30	1,642,068	1,479,667
FRESB Mortgage Trust, Series 2020-SB76, Class B(a)(b)	7.50%	05/25/30	498,660	449,044
FRESB Mortgage Trust, Series 2020-SB81, Class B(a)(b)	7.50%	10/25/30	3,261,438	3,005,089
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10(a)(b)	1M US L + 3.75%	03/25/50	1,318,784	1,375,887
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK26(a)(c)	0.00%	12/27/22	209,716	195,246

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $8,881,137)				9,989,892

CORPORATE BONDS (3.23%)
Ambac LSNI LLC(a)(b)	3M US L + 5.00%	02/12/23	503,383	506,856

TOTAL CORPORATE BONDS
(Cost $489,274)				506,856

RESIDENTIAL MORTGAGE-BACKED SECURITIES (25.50%)
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2(a)(b)	1M US L + 2.05%	01/25/40	750,000	749,998
Countrywide Alternative Loan Trust, Series 2006-20CB, Class A6(b)	1M US L + 0.50%	07/25/36	104,596	38,705
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M US L + 0.50%	08/25/36	85,494	44,399
Countrywide Alternative Loan Trust, Series 2006-21CB, Class A7(b)	1M US L + 0.70%	07/25/36	95,101	51,621
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2006-21, Class A6(b)	1M US L + 0.37%	02/25/37	92,367	44,214
Freddie Mac Stacr Remic Trust, Series 2020-DNA1, Class M2(a)(b)	1M US L + 1.70%	01/25/50	300,000	299,275
HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A2(b)	0.23%	12/25/36	5,353,988	2,081,299
Lehman Mortgage Trust, Series 2007-5, Class 4A2(b)	1M US L + 0.32%	08/25/36	254,121	184,363
LHOME Mortgage Trust, Series 2019-RTL1, Class A2(a)(d)	4.95%	10/25/21	135,000	134,999
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1(b)	1M US L + 0.45%	05/25/36	126,170	28,078
Merrill Lynch Mortgage Investors Trust, Series 2006-RM2, Class A1B(b)	1M US L + 0.47%	05/25/37	1,429,735	78,532
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A7(b)	1M US L + 0.30%	05/25/36	58,535	45,040
Residential Asset Mortgage Products, Inc. Trust, Series 2006-RS2, Class M1(b)	1M US L + 0.39%	03/25/36	100,000	85,675

		Maturity	Principal
	Rate	Date	Amount	Value
Saxon Asset Securities Trust, Series 2004-2, Class MF4(d)	3.58%	08/25/35	$147,556	$138,861

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $4,116,521)				4,005,059

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (14.86%)
JPMorgan US Treasury Plus Money Market Fund	0.03%	2,334,359	$2,334,359

TOTAL SHORT TERM INVESTMENTS
(Cost $2,334,359)			2,334,359

TOTAL INVESTMENTS (113.83%)
(Cost $16,517,565)			$17,878,849

Liabilities in Excess of Other Assets (-13.83%)			(2,172,490)
NET ASSETS (100.00%)			$15,706,359

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $12,723,703, which represents 81.01% of net assets as of January 31, 2021.
(b)	Floating or variable rate security. The Reference Rate is described below. The Interest Rate in effect as of January 31, 2021 is based on the Reference Rate plus the displayed spread as of the security's last reset date.
(c)	Zero coupon.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2021.

Investment Abbreviations:

REIT - Real Estate Investment Trust

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of January 31, 2021 was 0.12%

3M US L - 3 Month LIBOR as of January 31, 2021 was 0.20%

Axonic Alternative Income Fund

NOTES TO STATEMENT OF INVESTMENTS (Unaudited)

January 31, 2021

1. ORGANIZATION

Axonic Alternative Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on September 26, 2018 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund engages in a continuous offering of shares and operates as an interval fund and makes quarterly offers to repurchase its shares at their net asset value (the “NAV”) in accordance with Rule 23c-3 under the 1940 Act. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in mortgage-related assets issued by government agencies or other governmental entities or by private originators or issuers.

The Fund currently offers a single class of common shares of beneficial interest (“Shares”), which commenced operations on December 31, 2018. Shares are offered at NAV per share and are not subject to sales charges, though the Fund may, in the future, impose sales charges. The Fund may offer additional classes of shares in the future. The Fund has received exemptive relief from the Securities and Exchange Commission (“SEC”) that permits the Fund to issue multiple classes of shares. However, until the Fund registers a new share class, the Fund will only offer one class of shares.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator, at its discretion, may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser include in quarterly written reports to the Board, confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange, including common stocks, are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange, are valued at the end of day net asset value (“NAV”) per share of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the fair values according to the inputs used in valuing the Fund’s investments as of January 31, 2021:

Axonic Alternative Income Fund
Investments in Securities at Value (a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Securities	$–	$1,042,683	$–	$1,042,683
Commercial Mortgage-Backed Securities	–	9,989,892	–	9,989,892
Corporate Bonds	–	506,856	–	506,856
Residential Mortgage-Backed Securities	–	4,005,059	–	4,005,059
Short Term Investments	2,334,359	–	–	2,334,359
Total	$2,334,359	$15,544,490	$–	$17,878,849

(a)	For detailed descriptions, see the accompanying Statement of Investments.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method and is included in the interest income. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.